DISCONTINUED OPERATIONS (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Discontinued Operations [Line Items]
Minimum Amount On Supply And Services Of Products	$ 1,100		$ 2,400	$ 22,500
License and Research Revenue	$ 0	$ 1,819	$ 0	2,417
Pessac Business [Member]
Discontinued Operations [Line Items]
Contribution For Potential Employee Obligations				700
Proceeds from Divestiture of Businesses				$ 13,200
Recipharm AB [Member]
Discontinued Operations [Line Items]
Percentage Of Margin On Costs Incurred On Services				20.00%
Undisclosed Partners [Member]
Discontinued Operations [Line Items]
License and Research Revenue				$ 1,600
Coreg Sales [Member]
Discontinued Operations [Line Items]
Other Revenue, Net				3,500
Proceeds From Production Facilities				$ 3,600